Investment securities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investment securities
Investment securities

Note 7. Investment securities

Sirius Group’s invested assets consist of investment securities and other long-term investments held for general investment purposes. The portfolio of investment securities includes fixed maturity investments, short-term investments, equity securities, and other long-term investments, which are all classified as trading securities. Realized and unrealized investment gains and losses on trading securities are reported in pre-tax revenues.

Net investment income

Sirius Group’s net investment income is comprised primarily of interest income along with associated amortization of premium and accretion of discount on Sirius Group’s fixed maturity investments, dividend income from its equity investments, and interest income from its short-term investments.

Net investment income for the three and nine months ended September 30, 2018 and 2017 consisted of the following:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments	$14.2	$12.7	$37.8	$40.6
Short-term investments	2.4	—	3.7	0.1
Equity securities	5.9	1.0	14.2	3.9
Other long-term investments	2.7	1.6	5.2	7.3
Total investment income	25.2	15.3	60.9	51.9
Investment expenses	(3.4)	(3.2)	(9.1)	(7.7)
Net investment income	$21.8	$12.1	$51.8	$44.2

Net realized and unrealized investment (losses) gains

Net realized and unrealized investment (losses) gains for the three and nine months ended September 30, 2018 and 2017 consisted of the following:

	For the Three Months Ended		For The Nine Months Ended
	September 30,		September 30,
(Millions)	2018	2017	2018	2017
Gross realized gains	$11.3	$10.3	$31.7	$39.2
Gross realized (losses)	(7.4)	(34.7)	(23.7)	(66.1)
Net realized gains (losses) on investments(1)(2)	3.9	(24.4)	8.0	(26.9)
Net unrealized (losses) gains on investments(3)(4)	(11.7)	(2.7)	29.0	(25.2)
Net realized and unrealized (losses) gains on investments	$(7.8)	$(27.1)	$37.0	$(52.1)

(1)Includes $4.7 and $(21.0) of realized gains (losses) due to foreign currency for the three months ended September 30, 2018 and 2017, respectively.

(2)Includes $10.7 and $(20.2) of realized gains (losses) due to foreign currency for the nine months ended September 30, 2018 and 2017, respectively.

(3)Includes $(5.5) and $(13.8) of unrealized (losses) due to foreign currency for the three months ended September 30, 2018 and 2017, respectively.

(4)Includes $43.1 and $(58.3) of unrealized gains (losses) due to foreign currency for the nine months ended September 30, 2018 and 2017, respectively.

Net realized investment gains (losses)

Net realized investment gains (losses) for the three and nine months ended September 30, 2018 and 2017 consisted of the following:

	For the Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments (1)	$4.2	$(16.2)	$5.0	$(19.3)
Equity securities (1)	(0.6)	1.2	(0.4)	0.7
Other long-term investments (1)	0.3	(9.4)	3.4	(8.3)
Net realized investment gains (losses)	$3.9	$(24.4)	$8.0	$(26.9)

(1)Three months ended September 30, 2017 figures have been revised, which increased net realized investment (losses) gains by $(2.7) for fixed maturity investments, $0.9 for equity securities and $1.8 for other long-term investments.

Net unrealized investment (losses) gains

Net unrealized investment gains (losses) for the three and nine months ended September 30, 2018 and 2017 consisted of the following:

	For the Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments (1)	$(8.6)	$(8.3)	$12.2	$(34.9)
Equity securities (1)	0.9	10.9	2.1	13.4
Other long-term investments (1)	(4.0)	(5.3)	14.7	(3.7)
Net unrealized investment (losses) gains	$(11.7)	$(2.7)	$29.0	$(25.2)

(1)Three months ended September 30, 2017 figures have been revised, which increased net unrealized investment gains (losses) by $2.2 for fixed maturity investments and $(2.2) for other long-term investments.

The following table summarizes the amount of total gains (losses) included in earnings attributable to unrealized investment gains (losses) for Level 3 investments for the three and nine months ended September 30, 2018 and 2017:

	For the Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
(Millions)	2018	2017	2018	2017
Fixed maturity investments	$0.1	$—	$(2.0)	$(0.1)
Equity securities	—	—	—	0.1
Other long-term investments	(1.6)	0.7	6.1	0.4
Total unrealized investment (losses) gains - Level 3 investments	$(1.5)	$0.7	$4.1	$0.4

Investment holdings

Fixed maturity investments

The cost or amortized cost, gross unrealized investment gains (losses), net foreign currency gains (losses), and fair value of Sirius Group’s fixed maturity investments as of September 30, 2018 and December 31, 2017, were as follows:

	September 30, 2018
				Net foreign
	Cost or	Gross	Gross	currency gains
(Millions)	amortized cost	unrealized gains	unrealized losses	(losses)	Fair value
Corporate debt securities	$792.3	$1.3	$(9.3)	$10.5	$794.8
Residential mortgage-backed securities	452.0	0.1	(14.4)	6.2	443.9
Asset-backed securities	412.3	0.1	(1.1)	2.3	413.6
Commercial mortgage-backed securities	155.1	0.4	(3.5)	0.8	152.8
U.S. government and government agency	112.5	—	(1.2)	4.4	115.7
Non-U.S. government and government agency	45.4	—	(0.3)	0.7	45.8
Preferred stocks	13.2	0.9	(2.6)	0.1	11.6
U.S. States, municipalities and political subdivision	1.4	—	—	—	1.4
Total fixed maturity investments	$1,984.2	$2.8	$(32.4)	$25.0	$1,979.6

	December 31, 2017
				Net foreign
	Cost or	Gross	Gross	currency gains
(Millions)	amortized cost	unrealized gains	unrealized losses	(losses)	Fair value
Corporate debt securities	$1,017.0	$3.1	$(4.8)	$(0.8)	$1,014.5
Residential mortgage-backed securities(1)	300.7	0.1	(5.6)	(1.7)	293.5
Asset-backed securities	478.1	0.4	(0.6)	(2.5)	475.4
Commercial mortgage-backed securities(1)	193.8	0.8	(3.6)	—	191.0
Non-U.S. government and government agency	106.8	0.1	(0.9)	1.2	107.2
U.S. government and government agency	85.8	—	(0.8)	(0.2)	84.8
Preferred stocks	9.3	0.3	—	0.2	9.8
U.S. States, municipalities and political subdivision	3.8	—	—	—	3.8
Total fixed maturity investments	$2,195.3	$4.8	$(16.3)	$(3.8)	$2,180.0

(1)2017 figures have been revised to correct for a misclassification in prior disclosure of subcategories within residential mortgage-backed securities and commercial mortgage-backed securities. Cost or amortized cost and fair value balances increased by $41.4 for residential mortgage-backed securities and decreased by the same amounts for commercial mortgage-backed securities. Gross unrealized losses and net foreign currency gains (losses) increased by $0.3 for residential mortgage-backed securities and decreased by the same amounts for commercial mortgage-backed securities.

The weighted average duration of Sirius Group’s fixed income portfolio as of September 30, 2018 was approximately 1.8 years, including short-term investments, and approximately 2.4 years excluding short-term investments.

The cost or amortized cost and fair value of Sirius Group’s fixed maturity investments as of September 30, 2018 and December 31, 2017 are presented below by contractual maturity. Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	September 30, 2018		December 31, 2017
(Millions)	Cost or amortized cost	Fair value	Cost or amortized cost	Fair value
Due in one year or less	$233.8	$238.6	$106.3	$106.5
Due after one year through five years	691.4	693.6	1,009.0	1,006.4
Due after five years through ten years	26.2	25.3	71.2	70.8
Due after ten years	0.2	0.2	26.9	26.6
Mortgage-backed and asset-backed securities	1,019.4	1,010.3	972.6	959.9
Preferred stocks	13.2	11.6	9.3	9.8
Total	$1,984.2	$1,979.6	$2,195.3	$2,180.0

The following table summarizes the ratings and fair value of fixed maturity investments held in Sirius Group’s investment portfolio as of September 30, 2018 and December 31, 2017:

(Millions)	September 30, 2018	December 31, 2017
AAA	$571.9	$689.4
AA	768.9	635.2
A	350.3	416.4
BBB	198.4	333.8
Other	90.1	105.2
Total fixed maturity investments(1)	$1,979.6	$2,180.0

(1)Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor’s ("S&P") and 2) Moody’s Investor Service ("Moody's").

At September 30, 2018, the above totals included $54.2 million of sub-prime securities. Of this total, $24.4 million was rated AAA, $12.9 million rated AA, $5.6 million rated A, $6.3 million rated BBB and $5.0 million classified as Other. At December 31, 2017, the above totals included $93.0 million of sub-prime securities. Of this total, $53.0 million was rated AAA, $25.7 million rated AA, $1.3 million rated A, $8.4 million rated BBB and $4.6 million classified as Other.

Mortgage-backed and asset-backed securities

Sirius Group purchases commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) and asset-backed securities with the goal of maximizing risk adjusted returns in the context of a diversified portfolio. Sirius Group considers sub-prime securities as those that have underlying loan pools that exhibit weak credit characteristics, or those that are issued from dedicated sub-prime shelves or dedicated second-lien shelf registrations (i.e., Sirius Group considers investments backed primarily by second-liens to be sub-prime risks). Given the tranched nature of mortgage-backed and asset-backed securities, Sirius Group relies primarily on rating agency credit ratings (i.e., S&P and Moody’s) to evaluate credit worthiness of these securities and to a lesser extent on credit scores such as FICO.

The following table summarizes the total mortgage- and asset-backed securities held at fair value in Sirius Group’s investment portfolio as of September 30, 2018 and December 31, 2017:

(Millions)	September 30, 2018	December 31, 2017(1)
Mortgage-backed securities:
Agency:
Government National Mortgage Association	$60.5	$57.2
Federal National Mortgage Association	204.2	159.8
Federal Home Loan Mortgage Corporation	171.6	62.0
Total Agency(2)	436.3	279.0
Non-agency:
Residential	39.6	57.2
Commercial	120.8	148.3
Total Non-agency	160.4	205.5
Total Mortgage-backed Securities	596.7	484.5
Asset-backed Securities:
Credit Card Receivables	12.7	53.0
Vehicle Receivables	91.9	314.6
Other(3)	309.0	107.8
Total Asset-Backed Securities	413.6	475.4
Total Mortgage- and Asset-backed Securities(4)	$1,010.3	$959.9

 (1)2017 figures have been revised to correct for a misclassification in prior disclosure of subcategories within agency and non-agency mortgage-backed securities: total agency balances increased by $39.7 and total non-agency balances decreased by the same amount.

(2)Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government-sponsored entity (i.e., FNMA, FHLMC).

(3)Includes $249.2 of collateralized loan obligations held in Sirius Group’s investment portfolio at September 30, 2018. There were no collateralized loan obligations held in Sirius Group’s investment portfolio at December 31, 2017.

(4)At September 30, 2018 and December 31, 2017, all mortgage-and asset-backed securities held by Sirius Group were classified as Level 2 investments.

Equity securities and Other long-term investments

The cost or amortized cost, gross unrealized investment gains and losses, net foreign currency gains and losses, and fair values of Sirius Group’s equity securities and other long-term investments as of September 30, 2018 and December 31, 2017, were as follows:

	September 30, 2018
	Cost or amortized	Gross unrealized	Gross unrealized	Net foreign currency
(Millions)	cost	gains	losses	gains (losses)	Fair value
Equity securities	$406.4	$39.0	$(22.3)	$7.3	$430.4
Other long-term investments	$320.0	$26.7	$(5.9)	$8.2	$349.0

	December 31, 2017
	Cost or amortized	Gross unrealized	Gross unrealized	Net foreign currency
(Millions)	cost	gains	losses	gains (losses)	Fair value
Equity securities	$275.1	$29.3	$(5.1)	$(0.1)	$299.2
Other long-term investments	$255.5	$14.2	$(4.1)	$3.9	$269.5

Other long-term investments at fair value consisted of the following as at September 30, 2018 and December 31, 2017:

(Millions)	September 30, 2018	December 31, 2017
Hedge funds and private equity funds	$281.5	$205.3
Limited liability companies and private equity securities	67.5	64.2
Total other long-term investments	$349.0	$269.5

Hedge Funds and Private Equity Funds

Sirius Group holds investments in hedge funds and private equity funds, which are included in other long-term investments. The fair value of these investments has been estimated using the net asset value of the funds. As of September 30, 2018, Sirius Group held investments in 8 hedge funds and 27 private equity funds. The largest investment in a single fund was $51.3 million as of September 30, 2018 and $31.4 million as of December 31, 2017.

The following table summarizes investments in hedge funds and private equity interests by investment objective and sector as of September 30, 2018 and December 31, 2017:

	September 30, 2018		December 31, 2017
		Unfunded		Unfunded
(Millions)	Fair Value	Commitments	Fair Value	Commitments
Hedge funds:
Long/short multi-sector	$47.4	$—	$31.5	$—
Distressed mortgage credit	51.3	—	25.5	—
Other	2.6	—	3.2	—
Total hedge funds	101.3	—	60.2	—
Private equity funds:
Energy infrastructure & services	95.5	61.9	73.5	56.4
Multi-sector	8.7	0.7	9.5	1.0
Healthcare	32.8	16.3	23.4	28.6
Life settlement	23.3	—	21.5	—
Manufacturing/Industrial	18.5	3.5	15.9	5.1
Private equity secondaries	1.1	1.1	1.1	1.0
Real estate	0.3	—	0.2	—
Total private equity funds	180.2	83.5	145.1	92.1
Total hedge and private equity funds included in other long-term investments	$281.5	$83.5	$205.3	$92.1

Redemption of investments in certain hedge funds is subject to restrictions including lock-up periods where no redemptions or withdrawals are allowed, restrictions on redemption frequency, and advance notice periods for redemptions. Amounts requested for redemptions remain subject to market fluctuations until the redemption effective date, which generally falls at the end of the defined redemption period.

The following summarizes the September 30, 2018 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
Redemption Frequency
(Millions)	30-59 days notice	60-89 days notice	90-119 days notice	120+ days notice	Total
Monthly	$—	$28.7	$—	$—	$28.7
Quarterly	0.8	—	—	—	0.8
Semi-annual	—	0.9	—	—	0.9
Annual	—	18.6	52.2	0.1	70.9
Total	$0.8	$48.2	$52.2	$0.1	$101.3

Certain of the hedge fund and private equity fund investments in which Sirius Group is invested are no longer active and are in the process of disposing of their underlying investments. Distributions from such funds are remitted to investors as the fund’s underlying investments are liquidated. As of September 30, 2018, no distributions were outstanding from these investments. Investments in private equity funds are generally subject to a “lock-up” period during which investors may not request a redemption. Distributions prior to the expected termination date of the fund may be limited to dividends or proceeds arising from the liquidation of the fund’s underlying investments.

In addition, certain private equity funds provide an option to extend the lock-up period at either the sole discretion of the fund manager or upon agreement between the fund and the investors.

As of September 30, 2018, investments in private equity funds were subject to lock-up periods as follows:

(Millions)	1 - 3 years	3 – 5 years	5 – 10 years	Total
Private Equity Funds – expected lock-up period remaining	$27.5	$4.5	$148.2	$180.2

Investments held on deposit or as collateral

As of September 30, 2018 and December 31, 2017 investments of $452.3 million and $548.2 million, respectively, were held in trusts required to be maintained in relation to various reinsurance agreements. Sirius Group’s reinsurance operations are required to maintain deposits with certain insurance regulatory agencies in order to maintain their insurance licenses. The fair value of such deposits that are included within total investments totaled $455.7 million and $548.4 million as of September 30, 2018 and December 31, 2017, respectively.

As of September 30, 2018, Sirius Group held $0.3 million of collateral in the form of short-term investments associated with Interest Rate Cap agreements. (See Note 11.)

Unsettled investment purchases and sales

As of September 30, 2018 and December 31, 2017, Sirius Group reported $18.1 million and $0.3 million, respectively, in Accounts payable on unsettled investment purchases.

As of September 30, 2018 and December 31, 2017, Sirius Group reported $0.1 million and $0.3 million, respectively, in Accounts receivable on unsettled investment sales.

Note 8. Investment securities

Net Investment Income

Sirius Group’s net investment income is comprised primarily of interest income along with associated amortization of premium and accretion of discount on Sirius Group’s fixed maturity investments, dividend income from its equity investments, and interest income from its short-term investments.

Net investment income for the years ended December 31, 2017, 2016, and 2015 consisted of the following:

	2017	2016	2015
	(Millions)
Fixed maturity investments	$51.5	$58.0	$45.1
Short-term investments	1.5	0.9	2.2
Equity securities	5.1	4.1	5.9
Convertible fixed maturity investments	—	—	0.1
Other long-term investments	8.5	4.9	(0.3)
Interest on funds held under reinsurance treaties	—	(0.5)	(0.5)
Total investment income	66.6	67.4	52.5
Investment expenses	(9.8)	(11.2)	(12.6)
Net investment income	$56.8	$56.2	$39.9

Net Realized and Unrealized Investment (Losses) Gains

Net realized and unrealized investment gains (losses) for the years ended December 31, 2017, 2016, and 2015 consisted of the following:

	2017	2016	2015
	(Millions)
Gross realized gains	$24.4	$310.8	$154.3
Gross realized (losses)	(51.6)	(22.5)	(15.8)
Net realized (losses) gains on investments(1)(2)	(27.2)	288.3	138.5
Net unrealized (losses) gains on investments(3)(4)	(10.5)	(238.2)	102.5
Net realized and unrealized investment (losses) gains on investments	$(37.7)	$50.1	$241.0
(1)	Includes $(19.1), $50.0, and $70.6 of realized (losses) gains due to foreign currency during 2017, 2016, and 2015, respectively.
(2)	Includes net realized gains of $222.5 related to Symetra in 2016. (See Note 20.)
(3)	Includes $(51.7), $(7.7), and $(15.4) of unrealized (losses) due to foreign currency during 2017, 2016, and 2015, respectively.
(4)	Includes net unrealized gains of $218.5 related to Symetra in 2015. (See Note 20.)

Net realized investment (losses) gains

Net realized investment gains for the years ended December 31, 2017, 2016, and 2015 consisted of the following:

	2017	2016	2015
	(Millions)
Fixed maturity investments	$(19.1)	$57.4	$75.1
Equity securities	0.1	231.9	60.9
Other long-term investments	(8.2)	(1.0)	2.5
Net realized investment (losses) gains	$(27.2)	$288.3	$138.5

Net unrealized investment (losses) gains

The following table summarizes the net unrealized investment (losses) gains and changes in fair value for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(Millions)
Fixed maturity investments	$(41.3)	$(25.0)	$(46.1)
Equity securities	25.2	(214.5)	162.9
Other long-term investments	5.6	1.3	(14.3)
Net unrealized investment (losses) gains	$(10.5)	$(238.2)	$102.5

The following table summarizes the amount of total gains (losses) included in earnings attributable to unrealized investment gains (losses) for Level 3 investments for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(Millions)
Fixed maturity investments	$(0.2)	$(0.1)	$—
Equity securities	0.1	—	6.6
Other long-term investments	(0.6)	1.2	(0.4)
Total unrealized investment (losses) gains - Level 3 investments	$(0.7)	$1.1	$6.2

The components of Sirius Group’s net realized and unrealized investment gains (losses), after-tax, as recorded on the Consolidated Statements of (Loss) Income and the Consolidated Statements of Comprehensive (Loss) Income for the years ended December 31, 2017, 2016, and 2015 were as follows:

	2017	2016	2015
	(Millions)
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, pre-tax	$—	$—	$(35.4)
Income tax benefit (expense)	—	—	2.9
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, after-tax	—	—	(32.5)
Change in net unrealized foreign currency gains (losses) on investments through accumulated other comprehensive income, after-tax	83.9	(83.1)	(110.7)
Total investments gains (losses) through accumulated other comprehensive income, after tax	83.9	(83.1)	(143.2)
Net realized and unrealized investment gains (losses), after-tax	(24.8)	37.4	191.9
Total investment gains (losses) recorded during the period, after-tax	$59.1	$(45.7)	$48.7

Investment Holdings

Fixed maturity investments

The cost or amortized cost, gross unrealized investment gains (losses), net foreign currency gains (losses), and fair value of Sirius Group’s fixed maturity investments as of December 31, 2017 and 2016, were as follows:

	2017
				Net
				foreign
	Cost or	Gross	Gross	currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Corporate debt securities	$1,017.0	$3.1	$(4.8)	$(0.8)	$1,014.5
Asset-backed securities	478.1	0.4	(0.6)	(2.5)	475.4
Residential mortgage-backed securities	259.3	0.1	(5.3)	(2.0)	252.1
Commercial mortgage-backed securities	235.2	0.8	(3.9)	0.3	232.4
Non-U.S. government and government agency	106.8	0.1	(0.9)	1.2	107.2
U.S. government and government agency	85.8	—	(0.8)	(0.2)	84.8
Preferred stocks	9.3	0.3	—	0.2	9.8
U.S. States, municipalities and political subdivision	3.8	—	—	—	3.8
Total fixed maturity investments	$2,195.3	$4.8	$(16.3)	$(3.8)	$2,180.0

	2016
				Net
				foreign
	Cost or	Gross	Gross	currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Corporate debt securities	$1,462.1	$8.7	$(12.9)	$20.1	$1,478.0
Asset-backed securities	462.6	0.8	(0.7)	5.1	467.8
Residential mortgage-backed securities	471.6	0.3	(9.5)	7.1	469.5
Commercial mortgage-backed securities	230.2	0.5	(3.7)	1.6	228.6
Non-U.S. government and government agency	148.7	0.3	(1.7)	(0.8)	146.5
U.S. government and government agency	84.8	—	(0.6)	5.2	89.4
Preferred stocks	10.2	0.3	—	0.3	10.8
U.S. States, municipalities and political subdivision	1.0	—	—	—	1.0
Total fixed maturity investments	$2,871.2	$10.9	$(29.1)	$38.6	$2,891.6

The weighted average duration of Sirius Group’s fixed income portfolio as of December 31, 2017 was approximately 2.0 years, including short-term investments, and approximately 2.4 years excluding short-term investments.

The cost or amortized cost and fair value of Sirius Group’s fixed maturity investments as of December 31, 2017 and 2016 are presented below by contractual maturity. Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	2017		2016
	Cost or		Cost or
	amortized		amortized
	cost	Fair value	cost	Fair value
	(Millions)
Due in one year or less	$106.3	$106.5	$116.3	$122.5
Due after one year through five years	1,009.0	1,006.4	1,155.0	1,171.2
Due after five years through ten years	71.2	70.8	398.4	394.8
Due after ten years	26.9	26.6	26.9	26.4
Mortgage-backed and asset-backed securities	972.6	959.9	1,164.4	1,165.9
Preferred stocks	9.3	9.8	10.2	10.8
Total	$2,195.3	$2,180.0	$2,871.2	$2,891.6

The following table summarizes the ratings and fair value of fixed maturity investments held in Sirius Group’s investment portfolio as of December 31, 2017 and 2016:

	2017	2016
	(Millions)
AAA	$689.4	$636.5
AA	635.2	964.9
A	416.4	543.3
BBB	333.8	640.5
Other	105.2	106.4
Total fixed maturity investments(1)	$2,180.0	$2,891.6
(1)	Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor’s and 2) Moody’s Investor Service.

At December 31, 2017, the above totals included $93.0 million of sub-prime securities. Of this total, $53.0 million was rated AAA, $25.7 million rated AA, $1.3 million rated A, $8.4 million rated BBB and $4.6 million classified as Other. At December 31, 2016, the above totals included $95.0 million of sub-prime securities. Of this total, $42.4 million was rated AAA, $47.4 million rated AA and $5.2 million rated A.

Mortgage-backed, Asset-backed Securities

Sirius Group purchases commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) and asset-backed securities with the goal of maximizing risk adjusted returns in the context of a diversified portfolio. Sirius Group considers sub-prime securities as those that have underlying loan pools that exhibit weak credit characteristics, or those that are issued from dedicated sub-prime shelves or dedicated second-lien shelf registrations (i.e., Sirius Group considers investments backed primarily by second-liens to be sub-prime risks). Given the tranched nature of mortgage-backed and asset-backed securities, Sirius Group relies primarily on rating agency credit ratings (i.e., S&P and Moody’s) to evaluate credit worthiness of these securities and to a lesser extent on credit scores such as FICO.

The following table summarizes the total mortgage and asset-backed securities held at fair value in Sirius Group’s investment portfolio as of December 31, 2017 and 2016:

	2017	2016
	(Millions)
Mortgage-backed securities:
Agency:
Government National Mortgage Association	$0.1	$77.3
Federal National Mortgage Association	96.6	287.2
Federal Home Loan Mortgage Corporation	142.6	88.2
Total Agency(1)	239.3	452.7
Non-agency:
Residential	12.8	16.8
Commercial	232.4	228.6
Total Non-agency	245.2	245.4
Total Mortgage-backed Securities	484.5	698.1
Asset-backed Securities:
Credit Card Receivables	53.0	99.1
Vehicle Receivables	314.6	260.6
Other	107.8	108.1
Total Asset-Backed Securities	475.4	467.8
Total Mortgage and Asset-backed Securities(2)	$959.9	$1,165.9
(1)

Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government sponsored entity (i.e., FNMA, FHLMC).

(2)

At December 31, 2017, all mortgage-backed and asset-backed securities held by Sirius Group were classified as Level 2 investments. At December 31, 2016, $1,147.5 and $18.4 of mortgage-backed securities and asset backed securities held by Sirius Group were classified as Level 2 investments and Level 3 investments, respectively. (See Note 9).

Equity securities and Other long-term investments

The cost or amortized cost, gross unrealized investment gains and losses, net foreign currency gains and losses, and fair values of Sirius Group’s equity securities and other long-term investments as of December 31, 2017 and 2016, were as follows:

	2017
				Net
				foreign
	Cost or	Gross	Gross	Currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Equity securities	$275.1	$29.3	$(5.1)	$(0.1)	$299.2
Other long-term investments	$255.5	$14.2	$(4.1)	$3.9	$269.5

	2016
				Net
				foreign
	Cost or	Gross	Gross	Currency
	amortized	unrealized	unrealized	gains
	cost	gains	losses	(losses)	Fair value
	(Millions)
Equity securities	$125.7	$0.1	$(2.7)	$(0.1)	$123.0
Other long-term investments	$115.8	$4.2	$(2.1)	$6.9	$124.8

Other long-term investments at fair value consist of the following as of December 31, 2017 and 2016:

	2017	2016
	(Millions)
Hedge funds and private equity funds	$205.3	$85.4
Limited liability companies and private equity securities	64.2	39.4
Total other long-term investments	$269.5	$124.8

Hedge Funds and Private Equity Funds

Sirius Group holds investments in hedge funds and private equity funds, which are included in other long-term investments. The fair value of these investments has been estimated using the net asset value of the funds. As of December 31, 2017, Sirius Group held investments in 7 hedge funds and 28 private equity funds. The largest investment in a single fund was $31.4 million as of December 31, 2017 and $24.2 million as of December 31, 2016.

The following table summarizes investments in hedge funds and private equity interests by investment objective and sector as of December 31, 2017 and 2016:

	2017		2016
		Unfunded		Unfunded
	Fair Value	Commitments	Fair Value	Commitments
	(Millions)
Hedge funds:
Long/short multi-sector	$31.5	$—	$—	$—
Distressed mortgage credit	25.5	—	—	—
Other	3.2	—	3.7	—
Total hedge funds	60.2	—	3.7	—
Private equity funds:
Energy infrastructure & services	73.5	56.4	50.7	60.0
Multi-sector	9.5	1.0	8.9	1.5
Healthcare	23.4	28.6	19.4	24.4
Life settlement	21.5	—	—	—
Manufacturing/Industrial	15.9	5.1	0.4	19.6
Private equity secondaries	1.1	1.0	1.8	1.1
Real estate	0.2	—	0.3	—
Venture capital	—	—	0.2	—
Total private equity funds	145.1	92.1	81.7	106.6
Total hedge and private equity funds included in other long-term investments	$205.3	$92.1	$85.4	$106.6

Redemption of investments in certain hedge funds is subject to restrictions including lock-up periods where no redemptions or withdrawals are allowed, restrictions on redemption frequency, and advance notice periods for redemptions. Amounts requested for redemptions remain subject to market fluctuations until the redemption effective date, which generally falls at the end of the defined redemption period.

The following summarizes the December 31, 2017 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
	30-59 days	60-89 days	90-119 days	120+ days
Redemption Frequency	notice	notice	notice	notice	Total
	(Millions)
Monthly	$—	$31.5	$—	$—	$31.5
Quarterly	1.0	—	—	—	1.0
Semi-annual	—	1.0	—	—	1.0
Annual	—	—	26.6	0.1	26.7
Total	$1.0	$32.5	$26.6	$0.1	$60.2

Certain of the hedge fund and private equity fund investments in which Sirius Group is invested are no longer active and are in the process of disposing of their underlying investments. Distributions from such funds are remitted to investors as the fund’s underlying investments are liquidated. As of December 31, 2017, no distributions were outstanding from these investments.

Investments in private equity funds are generally subject to a “lock-up” period during which investors may not request a redemption. Distributions prior to the expected termination date of the fund may be limited to dividends or proceeds arising from the liquidation of the fund’s underlying investments. In addition, certain private equity funds provide an option to extend the lock-up period at either the sole discretion of the fund manager or upon agreement between the fund and the investors.

As of December 31, 2017, investments in private equity funds were subject to lock-up periods as follows:

	1 - 3 years	3 – 5 years	5 – 10 years	Total
	(Millions)
Private Equity Funds—expected lock up period remaining	$7.1	$6.1	$131.9	$145.1

Investments Held on Deposit or as Collateral

As of December 31, 2017 and 2016, investments of $548.2 million and $406.0 million, respectively, were held in trusts required to be maintained in relation to various reinsurance agreements. Sirius Group’s consolidated reinsurance operations are required to maintain deposits with certain insurance regulatory agencies in order to maintain their insurance licenses. The fair value of such deposits which are included within total investments totaled $548.4 million and $413.0 million as of December 31, 2017 and 2016, respectively.

As of December 31, 2017, Sirius Group held $0.3 million of collateral in the form short-term investments associated with Interest Rate Cap agreements. (See Note 13.)

Unsettled investment purchases and sales

As of December 31, 2017 and 2016, Sirius Group reported $0.3 million and $7.6 million, respectively, in Accounts payable on unsettled investment purchases.

As of December 31, 2017, Sirius Group reported $0.3 million in Accounts receivable on unsettled investment sales. No amount was reported for December 31, 2016.